Fair value measurements (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in fair value of derivatives
Change in fair value of derivatives	9,334	84,874	74,528
Embedded foreign currency derivatives
Change in fair value of derivatives
Change in fair value of derivatives		(5,464)	(1,024)
Capped call options
Change in fair value of derivatives
Change in fair value of derivatives		(9,127)	5,094
Embedded derivatives underlying convertible notes
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	(32)	(66,174)
Unrealized gains included in Change in fair value of derivatives	32	66,142
Balance at the end of the period		(32)	(66,174)
Change in fair value of derivatives
Change in fair value of derivatives	32	66,142	70,458
Foreign exchange forward contracts | Not designated as hedging instruments
Change in fair value of derivatives
Change in fair value of derivatives	9,302	33,323